SIGNIFICANT CUSTOMER INFORMATION AND ECONOMIC DEPENDENCY (Schedule of concentration of risk) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.00%	50.00%	98.00%	95.00%
Revenue [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.00%	49.00%	2.00%	3.00%
Revenue [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	1.00%		2.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage				75.00%
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage				25.00%
Expenses [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%
Expenses [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%
Expenses [Member] | Vendor C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
Accounts Payable [Member] | Vendor C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	26.00%
Accounts Payable [Member] | Vendor D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%
Accounts Payable [Member] | Vendor E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	8.00%